Segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Business segments
A. Business segments - 2017

For the year ended December 31, 2017

	Uranium	Fuel services	NUKEM	Other	Total

Revenue	$1,574,068	$312,888	$321,188	$(51,292)	$2,156,852

Expenses
Cost of products and services sold	910,685	212,035	321,362	(53,849)	1,390,233
Depreciation and amortization	267,931	37,093	14,193	11,128	330,345

Cost of sales	1,178,616	249,128	335,555	(42,721)	1,720,578

Gross profit (loss)	395,452	63,760	(14,367)	(8,571)	436,274

Administration	-	-	12,439	150,656	163,095
Impairment charges	246,931	-	111,399	-	358,330
Exploration	29,933	-	-	-	29,933
Research and development	-	-	-	5,660	5,660
Other operating loss	43	-	-	-	43
Loss on disposal of assets	5,901	247	799	-	6,947
Finance costs	-	-	1,479	109,129	110,608
Loss (gain) on derivatives	-	-	1,945	(58,195)	(56,250)
Finance income	-	-	(23)	(5,242)	(5,265)
Other expense	7,193	-	1,263	21,954	30,410

Earnings (loss) before income taxes	105,451	63,513	(143,668)	(232,533)	(207,237)
Income tax recovery					(2,519)

Net loss					(204,718)

Capital expenditures for the year	$132,073	$11,237	$23	$-	$143,333

For the year ended December 31, 2016

	Uranium	Fuel services	NUKEM	Other	Total

Revenue	$1,717,896	$321,374	$391,402	$732	$2,431,404

Expenses
Cost of products and services sold	993,012	223,991	380,695	(1,463)	1,596,235
Depreciation and amortization	281,159	33,951	38,273	18,306	371,689

Cost of sales	1,274,171	257,942	418,968	16,843	1,967,924

Gross profit (loss)	443,725	63,432	(27,566)	(16,111)	463,480

Administration	-	-	20,088	186,564	206,652
Impairment charges	361,989	-	-	-	361,989
Exploration	42,579	-	-	-	42,579
Research and development	-	-	-	4,952	4,952
Other operating income	(34,075)	-	-	-	(34,075)
Loss on disposal of assets	22,787	221	160	-	23,168
Finance costs	-	-	4,056	107,850	111,906
Gain on derivatives	-	-	(6,530)	(27,877)	(34,407)
Finance income	-	-	(396)	(3,983)	(4,379)
Share of earnings from
Other expense (income)	(56,219)	(10,372)	329	5,591	(60,671)

Earnings (loss) before income taxes	106,664	73,583	(45,273)	(289,208)	(154,234)
Income tax recovery					(94,355)

Net loss					(59,879)

Capital expenditures for the year	$201,722	$13,983	$1,203	$-	$216,908

Geographic segments

Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:

	2017	2016

United States	$1,692,936	$1,902,679
Canada	316,611	347,536
Germany	147,305	181,189

	$2,156,852	$2,431,404

The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:

	2017	2016

Canada	$3,417,254	$3,665,558
Australia	422,400	420,448
United States	138,455	327,266
Kazakhstan	283,562	318,006
Germany	233	127,618

	$4,261,904	$4,858,896